The Jumper Strategic Advantage Fund
Schedule of Investments  -  December 31, 1998 (Unaudited)


                                                                                  Shares                     Value
Mutual Funds - 22.7%
Barr Rosenberg Market Neutral Fund                                                    30,506          $          294,382
Barr Rosenberg Select Sectors Fund                                                    27,228                     288,890
Euclid Market Neutral Fund Class I                                                    23,565                     257,799
James Market Neutral Fund                                                              6,869                      70,067
Puget Sound Market Neutral Fund                                                       23,642                     231,927
                                                                                                        -----------------

Total Mutual Funds (Cost $1,133,794)                                                                           1,143,065
                                                                                                        -----------------

                                                                                Principal
                                                                                  Amount
Corporate Notes - 70.2%
Carnival Corp., 5.65%, 10/15/00                                             $        200,000                     201,140
Comdisco, Inc., 6.50%, 4/30/99                                                       200,000                     200,193
First Tennessee National Corp., 10.375%, 6/1/99                                      200,000                     203,795
Fleet Mortgage Group, Inc., 6.50%, 6/15/00                                           200,000                     202,368
Ford Motor Credit Co., 7%, 9/25/01                                                   200,000                     207,925
General Mills, Inc., 8.46%, 2/12/99                                                  200,000                     200,554
General Motors Acceptance Corp., 6.50%, 4/25/00                                      200,000                     202,739
Heller Financial, Inc., 6.42%, 8/25/00                                               250,000                     251,988
Hertz Corp., 6.50%, 4/1/00                                                           200,000                     202,182
International Lease Finance Corp., 7%, 5/15/00                                       200,000                     203,882
MCI Communications Corp., 6.25%, 3/23/99                                             210,000                     210,221
Merrill Lynch & Co., Inc., 6.05%, 3/6/01                                             200,000                     202,022
Paine Webber Group, Inc., 6.585%, 7/23/01                                            200,000                     201,431
Public Service Electric & Gas Co., 6%, 5/1/00                                        200,000                     201,899
Time Warner Pass-Through Asset Trust Series 97-2, 4.90%, 7/29/99                     200,000                     199,346
Transamerica Financial Corp., 6.75%, 6/1/00                                          250,000                     252,802
Union Oil Co. of California, 7.24%, 4/1/99                                           200,000                     200,615
                                                                                                        -----------------

Total Corporate Notes (Cost $3,552,388)                                                                        3,545,102
                                                                                                        -----------------

U.S. Government Obligations - 5.9%
Federal Mortgage Corp. Discount Notes, 5.05%, 1/8/99 (Cost $299,705)                 300,000                     299,705
                                                                                                        -----------------

Money Market Securities - 0.2%
Star Treasury, 3.98%, 6/30/99 (Cost $8,931)                                            8,931                       8,931
                                                                                                        -----------------

Total Investments - 99.0% (Cost $4,994,818)                                                                    4,996,803
                                                                                                        -----------------
                                                                                                        -----------------
Other assets less liabilities - 1.0%                                                                              51,406
                                                                                                        -----------------
                                                                                                        =================
Total Net Assets - 100.0%                                                                             $        5,048,209
                                                                                                        =================

The Jumper Strategic Advantage Fund
Statement of Assets & Liabilities  -  December 31, 1998 (Unaudited)


Assets
Investment in securities, at value (cost $4,994,818)                                   $              4,996,803
Interest receivable                                                                                      54,613
                                                                                          ----------------------
     Total assets                                                                                     5,051,416

Liabilities
Accrued investment advisory fee payable                                    3,207
                                                                     -----------
     Total liabilities                                                                                    3,207
                                                                                          ----------------------

Net Assets                                                                             $              5,048,209
                                                                                          ======================

Net Assets consist of:
Paid in capital                                                                        $              5,000,000
Accumulated undistributed net investment income                                                          47,919
Accumulated undistributed net realized gain (loss) on investments                                        (1,695)
Net unrealized appreciation (depreciation) on investments                                                 1,985
                                                                                          ----------------------

Net Assets, for 2,500,000 shares                                                       $              5,048,209
                                                                                          ======================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($5,048,209/2,500,000)                  $                   2.02
                                                                                          ======================


The Jumper Strategic Advantage Fund
Statement of Operations for the period
  October 26, 1998 (Commencement of Operations) to December 31, 1998 (Unaudited)



Investment Income
Dividend Income                                                                                         $            14,689
Interest Income                                                                                                      40,034
                                                                                                          ------------------
Total Income                                                                                                         54,723


Expenses
Investment advisory fee                                                            $        6,804
Trustees fees                                                                                 309
                                                                                     ------------
Total expenses before reimbursement                                                         7,113
Reimbursed expenses                                                                          (309)
                                                                                     ------------
Total Operating Expenses                                                                                              6,804
                                                                                                          ------------------
Net Investment Income (Loss)                                                                                         47,919
                                                                                                          ------------------

Realized & Unrealized Gain
Net realized gain (loss) on investment securities                                          (1,695)
Change in net unrealized appreciation (depreciation) on investment securities               1,985
                                                                                     ------------
Net gain (loss) on investment securities                                                                                290
                                                                                                          ------------------
Net increase (decrease) in net assets resulting from operations                                         $            48,209
                                                                                                          ==================


The Jumper Strategic Advantage Fund
Statement of Changes in Net Assets for the period
  October 26, 1998 (Commencement of Operations) to December 31, 1998 (Unaudited)



Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                         $          47,919
  Net realized gain (loss) on investments                                                         (1,695)
  Change in net unrealized appreciation (depreciation)                                             1,985
                                                                                         ----------------
  Net Increase (Decrease) in net assets resulting from operations                                 48,209
                                                                                         ----------------
Share Transactions
  Net proceeds from sale of shares                                                             5,000,000
  Shares redeemed                                                                                    ---
                                                                                         ----------------
  Net increase (decrease) in net assets resulting from share transactions                      5,000,000
                                                                                         ----------------
  Total increase in net assets                                                                 5,048,209

Net Assets
  Beginning of period                                                                                ---
                                                                                         ----------------
  End of period [including undistributed net investment income of $47,919]             $       5,048,209
                                                                                         ================



The Jumper Strategic Advantage Fund
Financial Highlights for the period
  October 26, 1998 (Commencement of Operations) to December 31, 1998 (Unaudited)


Selected Per Share Data

Net asset value, beginning of period                           $        2.00
                                                                 ------------
Income from investment operations
  Net investment income                                                 0.02
  Net realized and
  unrealized gain (loss)                                                0.00
                                                                 ------------
Total from investment operations                                        0.02
                                                                 ------------
Net asset value, end of period                                 $        2.02
                                                                 ============

Total Return                                                           1.00%

Ratios and Supplemental Data
Net assets, end of period (000)                                $       5,048
Ratio of expenses to average net assets                                0.75% (a)
Ratio of expenses to average net assets
   before reimbursement                                                0.78% (a)
Ratio of net investment income to average net assets                   5.28% (a)
Ratio of net investment income to average net assets
   before reimbursement                                                5.25% (a)
Portfolio turnover rate                                               55.68% (a)

(a)   Annualized



                       THE JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 1998 (Unaudited)

NOTE 1.  ORGANIZATION

The Jumper Strategic Advantage Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 26, 1998 and commenced operations on October 26, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, whose investment objective is to provide a greater total return than may generally be earned in money market funds while attempting to limit general market risk. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities are valued primarily on market quotations, where available. Securities for which current market quotations are not readily available, including the current market value of underlying funds, are valued at fair value as determined in good faith by procedures approved by the Fund's board of trustees. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates fair market value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund intends to pay dividends to avoid all income and excise taxes; however, the Fund will pay a small excise tax for the taxable period October 26, 1998 (commencement of operations) to December 31, 1998.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                       THE JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    December 31, 1998 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains The Jumper Group, Inc. (the "Advisor") to manage the Fund's investments. Jay Colton Jumper, the Fund's portfolio manager, is primarily responsible for the day to day management of the Fund's portfolio.

Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period from October 26, 1998 (commencement of operations) through December 31, 1998, the Advisor has received a fee of $6,804 from the Fund.

The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from October 26, 1998 (commencement of operations) through December 31, 1998, the Administrator received fees of $5,000 from the Advisor for administrative services provided to the Fund.

The Fund retains AmeriPrime Financial Securities, Inc. (the Distributor) to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the period from October 26, 1998 (commencement of operations) to December 31, 1998. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  CAPITAL SHARE TRANSACTIONS

As of December 31, 1998, there was an unlimited number of no par value shares of capital stock authorized for the Fund. Paid in capital at December 31, 1998 was $5,000,000.




                       THE JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    December 31, 1998 (Unaudited) - continued

NOTE 4. CAPITAL SHARE TRANSACTIONS - continued Transactions in capital stock were as follows:

                                               For the period from
                                         October 26, 1998 (Commencement of
                                       Operations) through December 31, 1998

                                       Shares                         Amount

Shares sold                            2,500,000                   $5,000,000
Shares issued in reinvestment
  of  dividends                              ---                          ---
Shares redeemed                              ---                          ---
                                       ---------                   ----------
Net increase                           2,500,000                   $5,000,000
                                       =========                   ==========

NOTE 5. INVESTMENTS

For the period from October 26, 1998 (commencement of operations) through December 31, 1998, purchases and sales of investment securities, other than short-term investments, aggregated $3,710,361 and $234,306, respectively. As of December 31, 1998, the gross unrealized appreciation for all securities totaled $16,754 and the gross unrealized depreciation for all securities totaled $14,769 for a net unrealized depreciation of $1,985. The aggregate cost of securities for federal income tax purposes at October 31, 1998 was $4,994,818.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE JUMPER STRATEGIC ADVANTAGE FUND
                          NOTES TO FINANCIAL STATEMENTS
                    December 31, 1998 (Unaudited) - continued

NOTE 7. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1998, Arthur
F. Damos beneficially owned 100% of the Fund.

NOTE 8. YEAR 2000 ISSUE

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or Servicers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.